Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 22 - Subsequent Events

Liquidation of subsidiary

On April 9, 2025, the Company proposed to file an application with the Abu Dhabi Registrar of one of its step subsidiaries, Aeries Technology Middle East Limited (“ATME”) for the voluntary striking off of the ATME pursuant to section 867A of the Companies Regulations 2020.

Consequently, on April 15, 2025, the Registrar of companies approved the application filed and decreed that ATME’s name may be struck off of the register two months from the publication of the notice for strike off.